Preparation basis (Details Textuals) - Rodati Services S.A. - Argentina	12 Months Ended
Dec. 31, 2023
Company's subsidiaries
Period of cumulative inflation in hyperinflationary economy	5 years
Minimum
Company's subsidiaries
Percentage of cumulative inflation in hyperinflationary economy	1